Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

Note 11. Equity

a. Share capital

The Company’s issued share capital is composed of ordinary shares at NIS 0.01 par value. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of December 31, 2017 and 2016, there were 53,631 thousand ordinary shares and 52,639 thousand ordinary shares issued and outstanding, respectively. The increase in the outstanding and issued ordinary shares during 2017 was attributable to exercises of stock options and RSUs under the Company’s stock-based compensation plans as well as shares issued related to deferred consideration in connection with business combination transactions.

b. Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, restricted share units (“RSUs”) and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options and RSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuing service to the Company. As of December 31, 2017, 1.9 million shares were available for equity awards under the 2012 plan. On January 1, 2018, the reserve pool under the 2012 plan was automatically increased by 0.5 million shares.

Stock options

A summary of the stock option activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2016	2,615,461	$37.21
Granted	2,139,698	20.41
Exercised	(604,536)	10.84
Forfeited	(819,670)	35.89
Options outstanding as of December 31, 2017	3,330,953	$31.53
Options exercisable as of December 31, 2017	1,109,094	$49.68

The following table summarizes information about stock options outstanding at December 31, 2017:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2017	Life in Years	Price	2017	Price
$2.74	-	$9.32	14,539	4.08	$6.77	$14,536	$6.77
$19.66	-	$19.66	1,351,385	8.94	19.66	30,339	19.66
$19.96	-	$24.66	887,398	8.57	21.94	282,367	22.55
$27.83	-	$120.51	1,077,631	5.52	54.59	781,852	61.45
			3,330,953	$7.71	$31.53	1,109,094	$49.68

Aggregate intrinsic value (U.S. $ in thousands)			$597			$201

As of December 31, 2017, the weighted-average remaining contractual life of exercisable options was 5.5 years. The total intrinsic value of options exercised during 2017, 2016 and 2015 was approximately $7.2 million, $1.5 million and $4.6 million, respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2017, 2016 and 2015. The following assumptions were applied in determining the options’ fair value on their grant date:

	2017	2016	2015
Risk-free interest rate	1.8%-2.2%	1.1%-1.5%	1.6% - 1.9%
Expected option term (years)	5.1-6.0	5.2-6.0	6
Expected share price volatility	52.6%-54.0%	53.6%-56.1%	50.1%-53.5%
Dividend yield	-	-	-
Weighted average grant date fair value	$11.10	$12.36	$15.49

As of December 31, 2017, the Company had 2.2 million unvested options. As of December 31, 2017, the unrecognized compensation cost related to all unvested, equity-classified stock options of $22.3 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.9 years.

Restricted Stock Units

A summary of the Company’s RSUs activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair
Unvested RSUs outstanding as of December 31, 2016	267,756	$72.17
Granted	278,514	20.18
Vested	(130,884)	75.09
Forfeited	(113,223)	51.10
Unvested RSUs outstanding as of December 31, 2017	302,163	$30.88

The total vesting-date value of equity classified RSUs vested during 2017 was $2.9 million. As of December 31, 2017, the unrecognized compensation cost related to all unvested equity classified RSUs of $6.8 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.8 years.

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations were allocated as follows:

	2017	2016	2015
	(U.S. $ in thousands)
Cost of sales	$2,580	$2,780	$5,381
Research and development, net	3,503	4,768	5,759
Selling, general and administrative	11,639	13,225	18,870
Total stock-based compensation expenses	$17,722	$20,773	$30,010

c. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive loss before reclassifications	1,315	5,834	7,149
Amounts reclassified from accumulated other comprehensive loss	(961)	268	(693)
Other comprehensive income (loss)	354	6,102	6,456
Balance as of December 31, 2017	$330	$(7,353)	$(7,023)

	Year ended December 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	523	(2,788)	(2,265)
Amounts reclassified from accumulated other comprehensive loss	(440)	-	(440)
Other comprehensive income (loss)	83	(2,788)	(2,705)
Balance as of December 31, 2016	$(24)	$(13,455)	$(13,479)

	Year ended December 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before reclassifications	(288)	(8,263)	$(8,551)
Amounts reclassified from accumulated other comprehensive loss	1,424	-	$1,424
Other comprehensive income (loss)	1,136	(8,263)	(7,127)
Balance as of December 31, 2015	$(107)	$(10,667)	$(10,774)

Realized gains and losses on cash flow hedges were reclassified primarily to research and development, net and selling and general and administrative expenses. Other reclassifications from accumulated other comprehensive loss were reclassified to financial expense, net.